S000055534 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Europe Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		35.41%	10.30%	9.69%
Performance Inception Date				Dec. 23, 2016
Class I
Prospectus [Line Items]
Average Annual Return, Percent		29.27%	7.39%	8.51%
Performance Inception Date				Dec. 23, 2016
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.59%	5.36%	6.53%
Performance Inception Date				Dec. 23, 2016
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	4.77%	5.83%
Performance Inception Date				Dec. 23, 2016
I2
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.29%	7.35%	8.45%
Performance Inception Date	[1]			Dec. 23, 2016
Class N
Prospectus [Line Items]
Average Annual Return, Percent		28.95%	7.10%	8.23%
Performance Inception Date				Dec. 23, 2016

[1]
Class I2 shares of the Fund were not available for purchase until November 3, 2025. Performance shown prior to that inception date is that of Class I shares (which invest in the same portfolio of securities as Class I2 shares), reduced by an estimate of the additional operating expenses that would have applied to Class I2 shares prior to November 3, 2025. The actual additional expenses incurred had Class I2 shares begun operations earlier may have been greater or less than that estimate.